Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Short-term Borrowings and Long-term Debt

9.    Short-term Borrowings and Long-term Debt

A summary of short-term borrowings at March 31, 2013 and 2014 is as follows:

	Millions of Yen
	2013	2014
Unsecured short-term borrowings from banks	¥4,681	¥6,458

Short-term borrowings	¥4,681	¥6,458

Weighted-average interest rates on short-term borrowings were 0.61% and 0.51% at March 31, 2013 and 2014, respectively. The interest rates ranged from 0.46% to 0.85% and 0.45% to 0.64% per annum at March 31, 2013 and 2014, respectively. The above-mentioned short-term borrowings from banks included $20 million (¥1,881 million) and $20 million (¥2,058 million) loans denominated in foreign currencies at March 31, 2013 and 2014, respectively.

A summary of long-term debt at March 31, 2013 and 2014 is as follows:

	Millions of Yen
	2013	2014
Unsecured 1.73% per annum bonds due in September 2013	¥5,000	—
Unsecured 0.46% per annum bonds due in September 2017	—	¥5,000
Unsecured 0.53% per annum bonds due in September 2018	—	5,000
Unsecured 0.66% per annum bonds due in September 2019	—	5,000

Total long-term debt	5,000	15,000
Less: current portion	¥(5,000)	—

Long-term debt, non-current portion	—	¥15,000

The Company issued unsecured bonds in the aggregate amount of ¥15,000 million in total on September 3, 2013. At March 31, 2013 and 2014, KONAMI did not have any assets that were pledged as collateral for any of the debt obligations.

While the Company has committed lines of credit available for immediate borrowings amounting to ¥25,000 million, it did not have any balance for the agreements as of March 31, 2013 and 2014. The aggregate commitment fee paid for such credit line agreements for the years ended March 31, 2013 and 2014 amounted to ¥19 million and ¥19 million, respectively.

The aggregate annual maturities of long-term debt outstanding at March 31, 2014 are as follows:

Millions of Yen
Year ending March 31,
2018	5,000
2019	5,000
2020	5,000